Income Taxes - Components of Group's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	May 31, 2020	May 31, 2019	May 31, 2018
Deferred tax assets
Allowance doubtful accounts	$ 4,677	$ 3,523	$ 1,965
Accrued expenses	55,172	43,212	32,253
Net operating loss carry-forward	43,049	22,299	14,611
Tax impact from the long term investments disposed to related party	1,521	1,521
Total deferred tax assets	104,419	70,555	48,829
Less: valuation allowance	(41,095)	(9,088)	(5,506)
Total deferred tax assets, net	63,324	61,467	43,323
Deferred tax liabilities
Acquired assets	3,598	5,038	3,308
Tax impact from the unrealized gain on available-for-sale investments	8,308	13,743	8,825
Total deferred tax liabilities	$ 11,906	$ 18,781	$ 12,133